CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues, net	$ 1,190,597	$ 1,218,053	$ 5,810,504	$ 5,568,280
Cost of revenues	688,262	784,894	3,720,224	3,611,850
Gross profit	502,335	433,159	2,090,281	1,956,430
Operating expenses:
Selling, general, and administrative expenses	1,960,412	1,410,939	6,209,055	6,358,094
Research and development expenses	1,214,834	1,333,919	4,730,789	6,487,224
Stock-based compensation	199,809	201,734	806,937	935,525
Total operating expenses	3,375,055	2,946,592	11,746,781	14,130,473
Operating loss	(2,872,720)	(2,513,433)	(9,656,500)	(12,174,043)
Non-operating income (expense):
Interest expense	(336,154)	(81,323)	(399,384)	(315,167)
Interest income	3,828	7,516	21,436	138,133
Noncash change in fair value of SAFE liabilities	(30,000)		(2,187,000)
Other expense	(3,739)	7,581	29,761	(459,040)
Total non-operating income (expense)	(366,065)	(66,226)	(2,535,187)	(636,074)
Net loss before income tax benefit	(3,238,785)	(2,579,659)	(12,191,687)	(12,810,117)
Income Tax Benefit			0	0
Net loss	(3,238,785)	(2,579,659)	(12,191,687)	(12,810,117)
Other comprehensive loss:
Foreign currency translation - unrealized loss	26,736	216	(15,973)	(25,247)
Comprehensive loss	$ (3,212,049)	$ (2,579,443)	$ (12,207,660)	$ (12,835,364)
Net loss per share:
Net loss per share-Basic (in dollars per share)	$ (3.43)	$ (2.74)	$ (9.22)	$ (9.73)
Net loss per share-Diluted (in dollars per share)	$ (3.43)	$ (2.74)	$ (9.22)	$ (9.73)
Weight average number of common shares outstanding-basic (in shares)	944,643	940,440	1,322,500	1,316,616
Weight average number of common shares outstanding-diluted (in shares)	944,643	940,440	1,322,500	1,316,616